Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2019
Registrant Name	SUNAMERICA INCOME FUNDS
Entity Central Index Key	0000795307
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 26, 2019
Document Effective Date	Jul. 29, 2019
Prospectus Date	Jul. 29, 2019
AIG U.S. Government Securities Fund | Class A
Prospectus:
Trading Symbol	SGTAX
AIG U.S. Government Securities Fund | Class C
Prospectus:
Trading Symbol	NASBX
AIG Strategic Bond Fund | Class A
Prospectus:
Trading Symbol	SDIAX
AIG Strategic Bond Fund | Class B
Prospectus:
Trading Symbol	SDIBX
AIG Strategic Bond Fund | Class C
Prospectus:
Trading Symbol	NAICX
AIG Strategic Bond Fund | Class W
Prospectus:
Trading Symbol	SDIWX
AIG Flexible Credit Fund | Class A
Prospectus:
Trading Symbol	SHNAX
AIG Flexible Credit Fund | Class C
Prospectus:
Trading Symbol	SHNCX
AIG Flexible Credit Fund | Class W
Prospectus:
Trading Symbol	SHNWX